Schedule of consolidated financial statement reflect the activities of entities (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2025	Feb. 17, 2025	Dec. 30, 2024
EUDA Health Limited (“EHL”) [Member]
Name of company		EUDA Health Limited (“EHL”)
Ownership percentage		100.00%
Date of incorporation		Jun. 08, 2021
Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”) [Member]
Name of company	[1],[2]	Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”)
Ownership percentage		100.00%		100.00%
Date of incorporation		Nov. 09, 2017
EUDA Private Limited (“EUDA PL”) [Member]
Name of company	[2],[3]	EUDA Private Limited (“EUDA PL”)
Ownership percentage		100.00%
Date of incorporation		Apr. 13, 2018
Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”) [Member]
Name of company	[2],[3]	Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”)
Ownership percentage		100.00%
Date of incorporation		May 02, 2019
Singapore Emergency Medical Assistance Private Limited (“SEMA”) [Member]
Name of company	[2],[4]	Singapore Emergency Medical Assistance Private Limited (“SEMA”)
Ownership percentage		100.00%
Date of incorporation		Mar. 18, 2019
EUDA Doctor Private Limited (“ED PL”) [Member]
Name of company	[2],[5]	EUDA Doctor Private Limited (“ED PL”)
Ownership percentage		100.00%
Date of incorporation		Mar. 18, 2019
Kent Ridge Hill Private Limited (“KR Hill PL”) [Member]
Name of company	[2],[5]	Kent Ridge Hill Private Limited (“KR Hill PL”) (1) (2)
Ownership percentage		100.00%
Date of incorporation		Dec. 01, 2021
Kent Ridge Health Limited (“KRHL”) [Member]
Name of company		Kent Ridge Health Limited (“KRHL”)
Ownership percentage		100.00%
Date of incorporation		Jun. 08, 2021
Zukitech Private Limited (“ZKT PL”) [Member]
Name of company	[2],[5]	Zukitech Private Limited (“ZKT PL”)
Ownership percentage		100.00%
Date of incorporation		Jun. 13, 2019
Super Gateway Group Limited (“SGGL”) [Member]
Name of company		Super Gateway Group Limited (“SGGL”)
Ownership percentage		100.00%
Date of incorporation		Apr. 18, 2008
Universal Gateway International Pte. Ltd. (“UGI”) [Member]
Name of company		Universal Gateway International Pte. Ltd. (“UGI”)
Ownership percentage		98.30%
Date of incorporation		Sep. 30, 2000
Registered capital		¥ 5,000,000
Melana International Pte. Ltd. (“Melana”) [Member]
Name of company		Melana International Pte. Ltd. (“Melana”)
Ownership percentage		100.00%
Date of incorporation		Sep. 09, 2000
Tri-Global Security Pte. Ltd. (“Tri-Global”) [Member]
Name of company		Tri-Global Security Pte. Ltd. (“Tri-Global”)
Ownership percentage		100.00%
Date of incorporation		Aug. 10, 2000
UG Digitech Private Limited (“UGD”) [Member]
Name of company		UG Digitech Private Limited (“UGD”)
Ownership percentage		100.00%
Date of incorporation		Aug. 16, 2001
Nosweat Fitness Company Private Limited (“NFC”) [Member]
Name of company	[5]	Nosweat Fitness Company Private Limited (“NFC”)
Ownership percentage		100.00%
Date of incorporation		Jul. 06, 2021
True Cover Private Limited (“TCPL”) [Member]
Name of company	[5]	True Cover Private Limited (“TCPL”)
Ownership percentage		100.00%
Date of incorporation		Dec. 01, 2021
KR Digital Pte. Ltd. (“KR Digital”) [Member]
Name of company	[2],[5]	KR Digital Pte. Ltd. (“KR Digital”)
Ownership percentage		100.00%
Date of incorporation		Dec. 29, 2021
Zukihealth Sdn. Bhd. (“Zukihealth”) [Member]
Name of company	[2],[5]	Zukihealth Sdn. Bhd. (“Zukihealth”)
Ownership percentage		100.00%
Date of incorporation		Feb. 15, 2018
Euda Health Pte. Ltd. (“EHPL”) [Member]
Name of company		Euda Health Pte. Ltd. (“EHPL”)
Ownership percentage		100.00%
Date of incorporation		May 26, 2023
Fortress Cove Limited (“Fortress Cove”) [Member]
Name of company		Fortress Cove Limited (“Fortress Cove”)
Ownership percentage		100.00%
Date of incorporation		Nov. 02, 2023
EUDA Health Malaysia Sdn Bhd (“CKHP”) [Member]
Name of company	[6],[7]	EUDA Health Malaysia Sdn Bhd (formerly known as CK Health Plus Sdn Bhd) (“CKHP”)
Date of incorporation		Nov. 23, 2023
EUDA Health Malaysia Sdn Bhd (“CKHP”) [Member] | Fortress Cove Limited (“Fortress Cove”) [Member]
Ownership percentage		7.00%	7.00%
EUDA Health Malaysia Sdn Bhd (“CKHP”) [Member] | EHHL [Member]
Ownership percentage		93.00%	93.00%
Weith Management Limited (“Weith”) [Member]
Name of company	[8]	Weith Management Limited (“Weith”)
Ownership percentage		100.00%
EUDA Health HK Limited (“EHHK”) [Member]
Name of company	[8]	EUDA Health HK Limited (“EHHK”)
Ownership percentage		100.00%
Date of incorporation		Mar. 30, 2026

[1]	On December 30, 2024, the Company sold 100% equity interest of KRHSG to Merlion Club Limited, an unrelated party, for a consideration of $1.
[2]	These entities were presented as a discontinued operation in accompanying consolidated financial statements.
[3]	On January 1, 2024, the Company lost control of Euda PL, and its subsidiary ZKTV PL, while they were undergoing liquidation. Accordingly, the Company deconsolidated Euda PL and ZKTV PL from its consolidated financial statements effective as of that date.
[4]	On January 1, 2024, the Company lost control of SEMA while it was undergoing liquidation. Accordingly, the Company deconsolidated SEMA from its consolidated financial statements effective as of that date.
[5]	On August 28, 2023, these entities were struck off and dissolved.
[6]	On February 17, 2025, EHHL and Fortress subscribed for equity interests in CKHP. On April 16, 2025, EHHL made an additional equity subscription in CKHP. As of the date of this report, EHHL and Fortress hold approximately 93% and 7% equity interests in CKHP, respectively.
[7]	On January 8, 2026, CKHP has changed its name to EUDA Health Malaysia Sdn. Bhd.
[8]	On April 30, 2025, the Company acquired 100% equity interest in Weith from Alfred Lim, an executive director and shareholder of the Company, for nil consideration. As of the date of issuance of these consolidated financial statements, Weith has no substantive operations other than serving as a holding company.